Commitments and Contingencies - RasGas II Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
RasGas II LNG Carriers [Member]
Long-term Purchase Commitment [Line Items]
Percentage of ownership interest	70.00%
HMRC [Member] | RasGas II LNG Carriers [Member]
Long-term Purchase Commitment [Line Items]
Present value of the lease rental increase claim	60
Teekay Nakilat Corporation [Member]
Long-term Purchase Commitment [Line Items]
Description of capital lease, lessee	Teekay Nakilat Joint Venture was the lessee under three separate 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers.
Description of capital leases, indemnification agreements	Under the terms of the leasing arrangements in respect of the RasGas II LNG Carriers, the lessor claimed tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks were assumed by the lessee, in this case the Teekay Nakilat Joint Venture. Lease payments under the lease arrangements were based on certain tax and financial assumptions at the commencement of the leases and subsequently adjusted to maintain its agreed after-tax margin.